Schedule of Notes Receivable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Note receivable, total		$ 2,898	$ 24,268
Current portion of notes receivable	$ (2,898)	(2,898)	(24,268)
Noncurrent portion of notes receivable
Employee [Member]
Note receivable, total		2,898	4,879
Stock Market Manager Inc [Member]
Note receivable, total			$ 19,389